Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.13%
Federal Home Loan Mortgage Corporation – 1.59%
Pool G1-8578 3.000%, 12/1/2030	376,462	$367,716
Pool SD-2873 3.000%, 1/1/2052	2,108,210	1,846,814
Pool SD-8001 3.500%, 7/1/2049	570,241	519,693
Pool SD-8003 4.000%, 7/1/2049	284,769	268,637
		3,002,860
Federal National Mortgage Association – 2.54%
Pool AL9865 3.000%, 2/1/2047	493,209	435,632
Pool AS6201 3.500%, 11/1/2045	179,624	167,088
Pool BN6683 3.500%, 6/1/2049	480,824	438,201
Pool CA0483 3.500%, 10/1/2047	2,816,891	2,589,394
Pool CA1624 3.000%, 4/1/2033	646,956	628,012
Pool MA3687 4.000%, 6/1/2049	559,382	522,336
		4,780,663
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $7,764,063)		$7,783,523
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	758	$708
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $754)		$708
US GOVERNMENTS – 37.39%
Sovereign Government – 37.39%
United States Treasury Bond
4.750%, 2/15/2037	17,125,000	$17,836,089
3.500%, 2/15/2039	10,500,000	9,480,762
3.750%, 11/15/2043	15,000,000	13,106,250
3.000%, 5/15/2047	15,750,000	11,794,658
		52,217,759
United States Treasury Note 4.375%, 5/15/2034	18,000,000	18,280,547
TOTAL US GOVERNMENTS (Cost $74,923,024)		$70,498,306
CORPORATE BONDS – 48.62%
Aerospace & Defense – 2.04%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	3,625,000	$3,846,165
Automotive – 2.58%
Ford Motor Credit Co. LLC
0

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
3.375%, 11/13/2025	1,625,000	$1,614,178
2.700%, 8/10/2026	3,345,000	3,256,765
		4,870,943
Banking – 9.11%
Bank of America Corp. 4.450%, 3/3/2026	6,620,000	6,612,962
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(c)	3,430,000	3,503,125
USB Capital IX 5.538% (CME Term SOFR 3M + 1.282%, minimum of 5.538%), Perpetual, 7/30/2025(c)	8,525,000	7,070,254
		17,186,341
Biotechnology & Pharmaceuticals – 2.03%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	3,975,000	3,823,044
Cable & Satellite – 0.16%
Charter Communications Operating LLC 4.908%, 7/23/2025	306,000	305,977
Commercial Support Services – 3.56%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(b)	3,066,000	3,081,900
6.250%, 1/15/2028(b)	3,635,000	3,640,693
		6,722,593
Containers & Packaging – 1.03%
Sealed Air Corp. 4.000%, 12/1/2027(b)	1,990,000	1,942,188
Electric Utilities – 1.37%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	2,930,000	2,577,837
Entertainment Content – 5.30%
Netflix, Inc. 4.375%, 11/15/2026	1,840,000	1,849,318
Univision Communications, Inc.
8.000%, 8/15/2028(b)	2,855,000	2,897,194
8.500%, 7/31/2031(b)	5,250,000	5,255,815
		10,002,327
Food – 1.97%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,707,055
Home Construction – 0.91%
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,709,288

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
Household Products – 1.87%
Coty, Inc. 5.000%, 4/15/2026(b)	3,534,000	$3,529,308
Institutional Financial Services – 3.14%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c),(d)	6,015,000	5,920,700
Internet Media & Services – 1.29%
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	798,012
3.250%, 2/15/2030	1,732,000	1,633,853
		2,431,865
Leisure Facilities & Services – 2.51%
Travel + Leisure Co. 6.625%, 7/31/2026(b)	4,675,000	4,726,383
Oil & Gas Producers – 0.99%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	1,940,000	1,865,257
REIT – 1.54%
Iron Mountain, Inc. 4.875%, 9/15/2027(b)	2,925,000	2,908,355
Retail - Discretionary – 1.01%
Kohl's Corp. 10.000%, 6/1/2030(b)	1,845,000	1,912,378
Software – 2.20%
VMware LLC 3.900%, 8/21/2027	4,176,000	4,139,772
Technology Hardware – 1.93%
Pitney Bowes, Inc. 7.250%, 3/15/2029(b)	3,580,000	3,634,845
Telecommunications – 2.08%
Consolidated Communications, Inc. 6.500%, 10/1/2028(b)	1,370,000	1,394,363
Sprint Spectrum Co. LLC 5.152%, 9/20/2029(b)	1,093,400	1,100,896
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,434,727
		3,929,986
TOTAL CORPORATE BONDS (Cost $91,538,945)		$91,692,607
FOREIGN ISSUER BONDS – 5.55%
Chemicals – 1.84%
Methanex Corp.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
5.125%, 10/15/2027	1,249,000	$1,244,747
5.250%, 12/15/2029	2,255,000	2,227,674
		3,472,421
Oil, Gas Services & Equipment – 1.42%
Transocean, Inc. 8.750%, 2/15/2030(b)	2,596,000	2,669,581
Telecommunications – 2.29%
Fibercop SpA 6.375%, 11/15/2033(b)	3,767,000	3,658,096
Telecom Italia Capital SA 6.375%, 11/15/2033	633,000	660,052
		4,318,148
TOTAL FOREIGN ISSUER BONDS (Cost $10,762,299)		$10,460,150
ASSET BACKED SECURITIES – 1.31%
Specialty Finance – 1.31%
SLM Private Credit Student Loan Trust Series 2004-B, 5.010%, (CME Term SOFR 3M + 0.692%), 9/15/2033(c)	818,721	$806,923
SLM Private Credit Student Loan Trust Series 2005-A, 4.890%, (CME Term SOFR 3M + 0.572%), 12/15/2038(c)	589,750	581,587
SLM Private Credit Student Loan Trust Series 2006-A, 4.870%, (CME Term SOFR 3M + 0.552%), 6/15/2039(c)	1,116,674	1,086,156
TOTAL ASSET BACKED SECURITIES (Cost $2,385,910)		$2,474,666

	Shares	Value
SHORT-TERM INVESTMENTS – 5.84%
Money Market Funds – 5.84%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.157%(e)	11,016,683	$11,016,683
TOTAL SHORT-TERM INVESTMENTS (Cost $11,016,683)		$11,016,683
Total Investments (Cost $198,391,678) – 102.84%		$193,926,643
Liabilities in Excess of Other Assets – (2.84)%		(5,346,298)
Total Net Assets – 100.00%		$188,580,345

Percentages are stated as a percent of net assets.

LLC Limited Liability Company
5Y 5 Year
CMT Constant Maturity Treasury
SOFR Secured Overnight Financing Rate
3M 3 Month

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

CME Chicago Mercantile Exchange
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $54,464,298 which represented 28.88% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(e)	The rate shown is the annualized seven day yield as of June 30, 2025.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.